Financial Income (Tables)	12 Months Ended
Dec. 31, 2022
Financial Income
Schedule of Financial income

	Year Ended December 31,
	2022	2021	2020
Interest income under the effective interest method	3,553	102	547
Exchange rate differences	46,642	20,234	—
Total	50,195	20,336	547